UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: March 1, 2011 to May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

FAA Guggenheim Airline ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.1%
	Common Stocks - 100.1%
	Australia - 1.7%
180,142	Qantas Airways Ltd.	$ 403,096

	Brazil - 1.7%
18,138	TAM SA, ADR(b)	400,124

	Canada - 1.7%
25,010	Westjet Airlines Ltd.	399,602

	France - 1.7%
24,254	Air France-KLM	406,904

	Germany - 4.7%
51,277	Deutsche Lufthansa AG	1,116,057

	Hong Kong - 1.7%
170,000	Cathay Pacific Airways Ltd.	407,434

	Ireland - 1.7%
13,820	Ryanair Holdings PLC, ADR	406,308

	Japan - 4.7%
374,000	All Nippon Airways Co. Ltd.(b)	1,137,100

	Singapore - 4.6%
95,000	Singapore Airlines Ltd.	1,089,716

	South Korea - 1.7%
6,890	Korean Air Lines Co. Ltd.	403,510

	Spain - 1.7%
103,965	International Consolidated Airlines Group SA(a)	404,702

	Sweden - 1.6%
130,815	SAS AB(a) (b)	391,440

	United Kingdom - 1.7%
69,340	easyJet PLC(a)	414,293

	United States - 69.2%
14,834	Alaska Air Group, Inc.(a)	1,001,888
158,423	AMR Corp.(a) (b)	993,312
343,608	Delta Air Lines, Inc.(a)	3,463,569
180,403	Hawaiian Holding, Inc.(a)	999,433
169,701	JetBlue Airways Corp.(a) (b)	1,030,085
65,612	Skywest, Inc.	1,012,393
304,430	Southwest Airlines Co.	3,601,407
143,718	United Continental Holdings, Inc.(a)	3,470,790
108,008	US Airways Group, Inc.(a)	982,873
		16,555,750

	Total Common Stocks - 100.1%
	(Cost $23,772,757)	23,936,036

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 8.7%
2,078,918	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	2,078,918
	(Cost $2,078,918)

	Total Investments - 108.8%
	(Cost $25,851,675)	26,014,954
	Liabilities in excess of Other Assets - (8.8%)	(2,102,204)
	Net Assets - 100.0%	$ 23,912,750

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $1,933,282 and the total market value of the collateral held by the Fund was $2,078,918.
(d)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Summary of Investments by Sector Classification*
Consumer, Cyclical	100.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 26,155,863	$ 1,627,562	$ (1,768,471)	$ (140,909)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks	$23,936	$–	$–	$23,936
Investments of Collateral for Securities Loaned	2,079	–	–	2,079
Total	$26,015	$–	$–	$26,015

There were no transfers between levels.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.3%
	Basic Materials - 4.6%
552,000	Aluminum Corp. of China Ltd.(a)	$ 486,884
152,000	Angang Steel Co. Ltd.	167,685
246,000	China BlueChemical Ltd.	196,105
156,000	China Forestry Holdings Co. Ltd.(b) (c)	–
182,000	China Molybdenum Co. Ltd.(a)	160,531
167,000	Citic Pacific Ltd.	475,612
98,000	Fufeng Group Ltd.(a)	69,303
226,000	Hunan Non-Ferrous Metal Corp. Ltd.(a) (c)	85,722
195,000	Jiangxi Copper Co. Ltd.	660,660
81,500	Kingboard Chemical Holdings Ltd.	410,253
241,000	Lee & Man Paper Manufacturing Ltd.	146,259
240,000	Maanshan Iron & Steel	116,028
152,000	Minmetals Resources Ltd.(c)	114,526
211,000	Nine Dragons Paper Holdings Ltd.	199,946
59,500	Real Gold Mining Ltd.(b)	67,782
598,000	Shougang Concord International Enterprises Co. Ltd.	66,893
246,000	Sinofert Holdings Ltd.	114,500
324,000	Sinopec Shanghai Petrochemical Co. Ltd.(c)	153,305
194,000	Sinopec Yizheng Chemical Fibre Co. Ltd.	72,337
185,500	Yingde Gases	167,673
122,000	Zhaojin Mining Industry Co. Ltd.(a)	280,159
560,000	Zijin Mining Group Co. Ltd.	424,098
		4,636,261

	Communications - 20.3%
188,500	Alibaba.com Ltd.(a)	317,986
7,331	AsiaInfo-Linkage, Inc.(a) (c)	131,445
40,420	Baidu, Inc., ADR(c)	5,485,398
278,000	China Communications Services Corp. Ltd.	178,364
485,000	China Mobile Ltd.	4,430,662
1,938,000	China Telecom Corp. Ltd.	1,161,188
646,000	China Unicom Hong Kong Ltd.	1,433,627
188,000	China Wireless Technologies Ltd.	45,444
100,045	Comba Telecom Systems Holdings Ltd.(a)	110,883
20,677	Ctrip.com International Ltd., ADR(c)	930,465
15,618	Focus Media Holding Ltd., ADR(c)	488,063
11,994	Giant Interactive Group, Inc., ADR	97,391
9,987	NetEase.com, Inc., ADR(c)	460,700
4,809	Shanda Interactive Entertainment Ltd., ADR(a) (c)	208,614
7,697	SINA Corp.(c)	914,327
4,136	Sohu.com, Inc.(c)	333,486
80,000	TCL Communication Technology Holdings Ltd.	64,391
114,600	Tencent Holdings Ltd.	3,297,672
302,000	VODone Ltd.	85,038
87,840	ZTE Corp.	312,849
		20,487,993

	Consumer, Cyclical - 5.5%
296,000	Air China Ltd.	300,664
108,000	Anta Sports Products Ltd.	202,740
300,000	Bosideng International Holdings Ltd.	86,404
382,000	Brilliance China Automotive Holdings Ltd.(c)	349,708
71,500	Byd Co. Ltd.(a) (c)	233,049
446,000	China Dongxiang Group Co.	143,363
218,000	China Eastern Airlines Corp. Ltd.(a) (c)	96,983
75,000	China Lilang Ltd.	105,497
274,000	China Southern Airlines Co. Ltd.(a) (c)	141,977
374,000	China Travel International Investments	68,285
101,000	Digital China Holdings Ltd.	192,197
400,000	Dongfeng Motor Group Co. Ltd.	706,658
87,000	Golden Eagle Retail Group Ltd.	226,520
144,000	Great Wall Motor Co. Ltd.	201,814
308,000	Guangzhou Automobile Group Co. Ltd.	343,742
98,000	Haier Electronics Group Co. Ltd.(c)	119,831
244,000	Hengdeli Holdings Ltd.	143,060
2,858	Home Inns & Hotels Management, Inc., ADR(c)	116,806
90,000	Intime Department Store Group Co. Ltd.	159,692
100,500	LI Ning Co. Ltd.(a)	173,930
82,000	Minth Group Ltd.	110,916
189,500	Parkson Retail Group Ltd.	290,435
366,000	PCD Stores Group Ltd.	96,942
114,000	Peak Sport Products Co. Ltd.	83,109
46,500	Ports Design Ltd.	119,337
92,000	Sinotruk Hong Kong Ltd.	69,437
57,000	Weichai Power Co. Ltd.	323,204
74,000	Wumart Stores, Inc.	170,123
81,000	Zhongsheng Group Holdings Ltd.(a) (c)	158,512
		5,534,935

	Consumer, Non-cyclical - 6.9%
83,000	Asian Citrus Holdings Ltd.	91,778
372,000	Chaoda Modern Agriculture Holdings Ltd.	183,191
222,000	China Agri-Industries Holdings Ltd.	235,774
100,000	China Foods Ltd.(a)	72,517
180,000	China Mengniu Dairy Co. Ltd.	576,282
34,000	China Shineway Pharmaceutical Group Ltd.	80,350
167,000	China Yurun Food Group Ltd.	544,324
218,000	COSCO Pacific Ltd.	432,219
49,000	Hsu Fu Chi International Ltd.	156,394
170,000	Jiangsu Expressway Co. Ltd.	177,488
52,200	Lianhua Supermarket Holdings Co. Ltd.	125,509
9,574	Mindray Medical International Ltd., ADR(a)	278,125
4,349	New Oriental Education & Technology Group, ADR(c)	503,701
240,000	Shandong Weigao Group Medical Polymer Co. Ltd.	317,842
80,000	Shenguan Holdings Group Ltd.	108,416
1,507,500	Shenzhen International Holdings Ltd.	125,989
122,000	Sichuan Expressway Co. Ltd.	71,216
328,000	Sino Biopharmaceutical	119,350
87,600	Sinopharm Group Co. Ltd.	314,247
264,000	Tingyi Cayman Islands Holding Corp.	806,177
42,000	Tsingtao Brewery Co. Ltd.	245,710
132,000	Uni-President China Holdings Ltd.	91,819
58,000	United Laboratories International Holdings Ltd.	94,113
946,000	Want Want China Holdings Ltd.	906,171
7,656	WuXi PharmaTech Cayman, Inc., ADR(c)	139,722
200,000	Zhejiang Expressway Co. Ltd.	157,378
		6,955,802

	Diversified - 1.8%
154,000	China Merchants Holdings International Co. Ltd.	670,258
164,000	China Resources Enterprise Ltd.	656,848
340,000	Guangdong Investment Ltd.	173,116
73,000	Shanghai Industrial Holdings Ltd.	266,096
		1,766,318

	Energy - 17.4%
573,000	China Coal Energy Co. Ltd.	775,056
377,000	China Longyuan Power Group Corp.	407,177
214,000	China Oilfield Services Ltd.	425,389
2,346,000	China Petroleum & Chemical Corp.	2,352,802
475,000	China Shenhua Energy Co. Ltd.	2,360,510
2,031,000	CNOOC Ltd.	5,118,336
133,000	Hidili Industry International Development Ltd.	116,285
306,000	Kunlun Energy Co. Ltd.	534,299
2,948,000	PetroChina Co. Ltd.	4,275,622
274,000	Yanzhou Coal Mining Co. Ltd.	1,144,977
		17,510,453

	Financial - 32.7%
188,000	Agile Property Holdings Ltd.	323,427
2,441,012	Agricultural Bank of China Ltd.(c)	1,490,824
8,438,000	Bank of China Ltd.	4,676,054
578,000	Bank of Communications Co. Ltd.	601,971
1,124,000	China Citic Bank Corp. Ltd.(c)	807,869
5,285,000	China Construction Bank Corp.	4,987,740
112,000	China Everbright Ltd.	232,714
1,040,000	China Life Insurance Co. Ltd.	3,663,926
546,000	China Merchants Bank Co. Ltd.	1,390,019
577,000	China Minsheng Banking Corp. Ltd.	546,030
538,000	China Overseas Land & Investment Ltd.	1,124,775
138,000	China Pacific Insurance Group Co. Ltd.	578,442
278,000	China Resources Land Ltd.	499,706
110,600	China Taiping Insurance Holdings Co. Ltd.(c)	268,200
811,000	Country Garden Holdings Co.	358,709
6,759	E-House China Holdings Ltd., ADR	70,969
657,000	Evergrande Real Estate Group Ltd.(a)	462,923
474,000	Franshion Properties China Ltd.	143,831
387,000	Glorious Property Holdings Ltd.(a) (c)	112,456
82,500	Greentown China Holdings Ltd.	85,921
142,000	Guangzhou R&F Properties Co. Ltd.	197,551
6,339,000	Industrial & Commercial Bank of China	5,314,117
283,000	Kaisa Group Holdings Ltd.(a) (c)	107,706
164,500	KWG Property Holding Ltd.	117,599
173,000	Longfor Properties Co. Ltd.	274,044
330,000	PICC Property & Casualty Co. Ltd.(c)	476,069
226,000	Ping An Insurance Group Co.	2,427,827
231,000	Poly Hong Kong Investments Ltd.(a)	163,060
1,132,000	Renhe Commercial Holdings Co. Ltd.	202,313
280,000	Shenzhen Investment Ltd.	87,844
203,000	Shimao Property Holdings Ltd.	270,407
572,500	Sino-Ocean Land Holdings Ltd.	303,274
259,500	Soho China Ltd.(a)	223,550
526,000	United Energy Group Ltd.(c)	93,331
93,000	Yanlord Land Group Ltd. (Singapore)	100,952
690,000	Yuexiu Property Co. Ltd.(c)	144,610
		32,930,760

	Industrial - 7.7%
92,000	AAC Acoustic Technologies Holdings, Inc.	237,764
183,000	Anhui Conch Cement Co. Ltd.	815,299
280,000	AviChina Industry & Technology Co. Ltd.	186,128
163,000	BBMG Corp.	244,371
260,000	Beijing Capital International Airport Co. Ltd.(c)	122,688
618,000	China Communications Construction Co. Ltd.	560,196
360,500	China COSCO Holdings Co. Ltd.(a)	331,880
262,000	China Everbright International Ltd.	111,841
150,000	China High Speed Transmission Equipment Group Co. Ltd.	186,886
366,000	China National Building Material Co. Ltd.	743,534
162,000	China National Materials Co. Ltd.	151,847
263,500	China Railway Construction Corp. Ltd.	238,854
534,000	China Railway Group Ltd.	270,521
270,000	China Shanshui Cement Group Ltd.	291,612
524,000	China Shipping Container Lines Co. Ltd.(c)	198,754
182,000	China Shipping Development Co. Ltd.	185,570
190,000	China State Construction International Holdings Ltd.(a)	204,720
196,800	China Zhongwang Holdings Ltd.	83,756
231,000	CSR Corp. Ltd.	230,779
47,200	Dongfang Electric Corp. Ltd.	173,872
198,000	Guangshen Railway Co. Ltd.(a)	79,684
70,000	Haitian International Holdings Ltd.	93,604
94,000	Harbin Power Equipment Co. Ltd.	108,413
121,000	Kingboard Laminates Holdings Ltd.	103,771
413,000	Lonking Holdings Ltd.	232,588
400,000	Metallurgical Corp. of China Ltd.	160,978
284,000	NVC Lighting Holdings Ltd.	146,063
120,000	Sany Heavy Equipment International Holdings Co. Ltd.	142,875
412,000	Shanghai Electric Group Co. Ltd.	215,603
252,000	Sinotrans Ltd.	61,239
179,000	Sinotrans Shipping Ltd.	54,546
17,547	Suntech Power Holdings Co. Ltd., ADR(a) (c)	142,482
676,000	Tianjin Port Development Holdings Ltd.	146,022
249,000	Yangzijiang Shipbuilding Holdings Ltd.	322,735
64,000	Zhuzhou CSR Times Electric Co. Ltd.	218,478
		7,799,953

	Technology - 1.0%
3,517	Camelot Information Systems, Inc., ADR(c)	65,029
796,000	Lenovo Group Ltd.	468,750
2,821,000	Semiconductor Manufacturing International Corp.(a) (c)	239,392
188,000	TPV Technology Ltd.	110,468
129,000	Travelsky Technology Ltd.	78,620
		962,259

	Utilities - 1.4%
65,000	Beijing Enterprises Holdings Ltd.	330,957
64,000	China Resources Gas Group Ltd.	90,847
236,000	China Resources Power Holdings Co. Ltd.	473,976
462,000	Datang International Power Generation Co. Ltd.	173,455
496,000	Huaneng Power International, Inc.	290,172
		1,359,407

	Total Common Stocks - 99.3%
	(Cost $91,278,277)	99,944,141

	Investments of Collateral for Securities Loaned - 4.1%
4,115,153	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	$4,115,153
	(Cost $4,115,153)

	Total Investments - 103.4%
	(Cost $95,393,430)	104,059,294
	Liabilities in excess of Other Assets - (3.4%)	(3,348,005)
	Net Assets - 100.0%	$ 100,711,289

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $67,782 which represents 0.1% of net assets.

(c)	Non-income producing security.
(d)	At May 31, 2011, the total market value of the Fund's securities on loan was $3,852,077 and the total market value of the collateral held by the Fund was $4,115,153.
(e)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector*
China	99.6%
Singapore	0.4%

*As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 95,473,139	$ 14,937,334	$ (6,351,179)	$ 8,586,155

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$4,568	$68	$-	†	$4,636
Communications	20,488	-	-		20,488
Consumer, Cyclical	5,535	-	-		5,535
Consumer, Non-cyclical	6,956	-	-		6,956
Diversified	1,766	-	-		1,766
Energy	17,511	-	-		17,511
Financial	32,931	-	-		32,931
Industrial	7,800	-	-		7,800
Technology	962	-	-		962
Utilities	1,359	-	-		1,359
Investments of Collateral for Securities Loaned	4,115	-	-		4,115
Total	$103,991	$68	$-	†	$104,059

† Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 3	- †

The transfer from Level 1 to Level 3 was the result of China Forestry Holdings Ltd. not trading on a principal exchange on May 31, 2011.

The fair value estimate for China Forestry Holdings Ltd. was determined in good faith by the Pricing Committee pursuant to the Valuation
Procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, and public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuation) for the period ended May 31, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/10	$ -
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-	†
Transfers Out	-
Ending Balance at 5/31/11	$ -	†

† Market value is less than minimum figure disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.6%
	Basic Materials - 7.1%
12,360,000	G-Resources Group Ltd.(a)	$ 1,144,231
449,000	Kingboard Chemical Holdings Ltd.	2,260,169
		3,404,400

	Communications - 60.0%
1,029,500	Alibaba.com Ltd.(b)	1,736,693
46,047	AsiaInfo-Linkage, Inc.(a) (b)	825,623
42,704	Baidu, Inc., ADR(a)	5,795,360
528,500	BYD Electronic International Co. Ltd.(a)	271,811
1,192,000	China Wireless Technologies Ltd.	288,136
628,870	Comba Telecom Systems Holdings Ltd.(b)	696,997
75,203	Giant Interactive Group, Inc., ADR	610,648
48,292	NetEase.com, Inc., ADR(a)	2,227,710
30,212	Shanda Interactive Entertainment Ltd., ADR(a) (b)	1,310,596
46,422	SINA Corp.(a)	5,514,469
25,997	Sohu.com, Inc.(a)	2,096,138
505,000	TCL Communication Technology Holdings Ltd.	406,470
175,300	Tencent Holdings Ltd.	5,044,345
530,000	ZTE Corp.	1,887,637
		28,712,633

	Consumer, Cyclical - 5.0%
323,000	Byd Co. Ltd.(a) (b)	1,052,794
633,000	Digital China Holdings Ltd.	1,204,559
2,125,000	Inspur International Ltd.	122,952
		2,380,305

	Consumer, Non-cyclical - 0.8%
1,590,000	Hi Sun Technology China Ltd.(a) (b)	394,564

	Industrial - 9.1%
570,000	AAC Acoustic Technologies Holdings, Inc.	1,473,105
1,702,000	China Aerospace International Holdings Ltd.	192,577
29,125	China Digital TV Holding Co. Ltd., ADR	177,954
525,000	China High Precision Automation Group Ltd. (a)	404,342
762,000	Kingboard Laminates Holdings Ltd.	653,497
6,500,000	Sino-Tech International Holdings Ltd.(a)	134,555
110,225	Suntech Power Holdings Co. Ltd., ADR(a) (b)	895,027
1,047,000	Truly International Holdings	187,122
404,000	Wasion Meters Group Ltd.	215,572
		4,333,751

	Technology - 17.6%
5,952,000	Apollo Solar Energy Technology Holdings Ltd.(a)	336,727
22,034	Camelot Information Systems, Inc., ADR(a)	407,409
617,000	China ITS Holdings Co. Ltd.(a)	253,069
398,000	Great Wall Technology Co. Ltd.	178,596
750,000	Ju Teng International Holdings Ltd.	215,045
1,528,000	Kingdee International Software Group Co. Ltd.	878,200
566,000	Kingsoft Corp. Ltd.	306,381
5,352,000	Lenovo Group Ltd.	3,151,696
17,681,000	Semiconductor Manufacturing International Corp.(a) (b)	1,500,422
1,194,000	TPV Technology Ltd.	701,590
817,500	Travelsky Technology Ltd.	498,229
		8,427,364

	Total Common Stocks - 99.6%
	(Cost $42,663,193)	47,653,017

	Investments of Collateral for Securities Loaned - 12.9%
6,173,046	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$6,173,046
	(Cost $6,173,046)

	Total Investments - 112.5%
	(Cost $48,836,239)	53,826,063
	Liabilities in excess of Other Assets - (12.5%)	(5,960,393)
	Net Assets - 100.0%	$ 47,865,670

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)
At May 31, 2011, the total market value of the Fund's securities on loan was $5,724,408 and the total market value of the collateral held by the Fund was $6,173,957, consisting of cash collateral of $6,173,046 and U.S. Government and Agency securities valued at $911

(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related securities.

Country Allocation*
	China	100.0%

* Subject to change daily. Based on Long-Term Investments.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 48,893,464	$ 9,101,911	$ (4,169,312)	$ 4,932,599

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 47,653	$ -	$ -	$ 47,653
Investments of Collateral for Securities Loaned	6,173	-	-	6,173
Total	$ 53,826	$ -	$ -	$ 53,826

There were no transfers between levels.

EEN Guggenheim EW Euro-Pacific LDRs ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.2%
	Common Stocks - 98.7%
	Australia - 4.5%
3,195	Alumina Ltd., ADR(a)	$ 31,566
315	BHP Billiton Ltd., ADR(a)	30,057
7,781	Samson Oil & Gas Ltd., ADR(b)	21,398
1,657	Sims Metal Management Ltd., ADR	30,456
243	Westpac Banking Corp., ADR(a)	28,703
		142,180

	Belgium - 1.8%
489	Anheuser-Busch InBev NV, ADR	29,575
340	Delhaize Group SA, ADR	27,921
		57,496

	Cayman Islands - 2.4%
3,795	Melco Crown Entertainment Ltd., ADR(a) (b)	42,580
7,509	Semiconductor Manufacturing International Corp., ADR(b)	31,988
		74,568

	Channel Islands - 2.9%
384	Randgold Resources Ltd., ADR	31,473
324	Shire PLC, ADR	30,971
448	WPP PLC, ADR	27,942
		90,386

	Denmark - 0.9%
222	NOVO Nordisk A/S, ADR	27,974

	Finland - 0.7%
3,316	Nokia OYJ, ADR(a)	23,278

	France - 5.7%
5,420	Alcatel-Lucent, ADR(b)	30,731
809	CIE Generale de Geophysique - Veritas, ADR(a) (b)	30,338
1,298	France Telecom SA, ADR	29,737
796	Sanofi-Aventis SA, ADR	31,530
476	Total SA, ADR(a)	27,413
912	Veolia Environnement SA, ADR(a)	27,615
		177,364

	Germany - 5.5%
683	Aixtron SE, ADR(a)	27,170
470	Deutsche Bank AG(a)	28,082
1,722	Elster Group SE, ADR(b)	28,465
414	Fresenius Medical Care AG & Co. KGaA, ADR	29,932
468	SAP AG, ADR	29,096
220	Siemens AG, ADR	29,447
		172,192

	Greece - 1.5%
1,023	Coca-Cola Hellenic Bottling Co. SA, ADR	25,780
16,484	National Bank of Greece SA, ADR(b)	22,253
		48,033

	Ireland - 5.8%
8,816	Allied Irish Banks PLC, ADR(a) (b)	24,949
1,320	CRH PLC, ADR(a)	29,212
4,214	Elan Corp. PLC, ADR(b)	40,328
14,585	Governor & Co. of the Bank of Ireland, ADR(a) (b)	23,773
1,330	ICON PLC, ADR(b)	34,035
980	Ryanair Holdings PLC, ADR	28,812
		181,109

	Israel - 2.7%
844	NICE Systems Ltd., ADR(b)	30,046
1,485	Partner Communications Co. Ltd., ADR	25,082
566	Teva Pharmaceutical Industries Ltd., ADR	28,809
		83,937

	Italy - 2.6%
576	ENI SpA, ADR(a)	27,556
865	Luxottica Group SpA, ADR	27,611
1,797	Telecom Italia SpA, ADR	25,481
		80,648

	Japan - 14.0%
605	Canon, Inc., ADR(a)	29,028
461	Hitachi Ltd., ADR	26,153
684	Honda Motor Co. Ltd., ADR	25,992
583	Kubota Corp., ADR	26,217
275	Kyocera Corp., ADR	28,999
677	Makita Corp., ADR	28,651
5,316	Mitsubishi UFJ Financial Group, Inc., ADR	24,294
7,017	Mizuho Financial Group, Inc., ADR(a)	22,033
1,255	Nidec Corp., ADR	28,162
1,149	Nippon Telegraph & Telephone Corp., ADR	26,990
4,738	Nomura Holdings, Inc., ADR(a)	23,643
1,500	NTT DoCoMo, Inc., ADR(a)	27,915
2,150	Panasonic Corp., ADR	25,069
813	Sony Corp., ADR	21,740
3,951	Sumitomo Mitsui Financial Group, Inc., ADR	22,718
318	Toyota Motor Corp., ADR	26,486
425	Wacoal Holdings Corp., ADR	25,666
		439,756

	Luxembourg - 1.8%
820	ArcelorMittal, NY Registered Shares(a)	27,429
625	Tenaris SA, ADR	30,431
		57,860

	Netherlands - 7.9%
3,680	Aegon NV, NY Registered Shares(b)	25,760
759	ASM International NV, NY Registered Shares	32,022
682	ASML Holding NV, NY Registered Shares	26,605
625	CNH Global NV(b)	26,450
2,263	ING Groep NV, ADR(b)	27,495
863	Koninklijke Philips Electronics NV, NY Registered Shares	24,043
1,097	Reed Elsevier NV, ADR(a)	29,542
2,241	STMicroelectronics NV, NY Registered Shares(a)	25,032
916	Unilever NV, NY Registered Shares	29,917
		246,866

	New Zealand - 1.2%
3,719	Telecom Corp. of New Zealand Ltd., ADR	36,595

	Norway - 0.9%
1,071	Statoil ASA, ADR	28,210

	Portugal - 0.9%
2,429	Portugal Telecom SGPS SA, ADR(a)	26,622

	Spain - 4.3%
2,416	Banco Bilbao Vizcaya Argentaria SA, ADR	28,340
2,478	Banco Santander SA, ADR	29,463
2,481	Promotora de Informaciones SA, ADR(a) (b)	24,339
2,433	Promotora de Informaciones SA, ADR(b)	26,009
1,123	Telefonica SA, ADR	27,322
		135,473

	Sweden - 1.1%
2,256	Telefonaktiebolaget LM Ericsson, ADR	33,479

	Switzerland - 5.5%
1,195	ABB Ltd., ADR	32,146
650	Credit Suisse Group AG, ADR	28,028
1,473	Logitech International SA(a) (b)	18,663
510	Novartis AG, ADR	32,905
435	Syngenta AG, ADR	30,032
1,497	UBS AG(b)	28,922
		170,696

	United Kingdom - 24.1%
1,122	ARM Holdings PLC, ADR	32,033
582	AstraZeneca PLC, ADR	30,497
1,856	Aviva PLC, ADR(a)	27,005
1,432	Barclays, ADR	26,334
377	BHP Billiton PLC, ADR	29,934
610	BP PLC, ADR	28,206
355	British American Tobacco PLC, ADR	32,074
910	BT Group PLC, ADR	30,330
659	Carnival PLC, ADR(a)	26,703
365	Diageo PLC, ADR	31,058
518	Ensco PLC, ADR	27,620
725	GlaxoSmithKline PLC, ADR	31,508
525	HSBC Holdings PLC, ADR	27,489
1,290	Intercontinental Hotels Group PLC, ADR(a)	27,774
7,236	Lloyds Banking Group PLC, ADR(b)	24,675
597	National Grid PLC, ADR	31,050
1,573	Pearson PLC, ADR	29,620
1,186	Prudential PLC, ADR	28,891
813	Reed Elsevier PLC, ADR	29,577
438	Rio Tinto PLC, ADR	30,713
2,027	Royal Bank of Scotland Group PLC, ADR(a) (b)	28,621
405	Royal Dutch Shell PLC, ADR	28,929
410	Royal Dutch Shell PLC, Class B, ADR	29,651
486	Smith & Nephew PLC, ADR(a)	27,245
940	Unilever PLC, ADR(a)	30,635
970	Vodafone Group PLC, ADR	27,189
		755,361

	Total Common Stocks - 98.7%
	(Cost $2,336,822)	3,090,083

	Exchange Traded Fund - 0.5%
245	iShares MSCI EAFE Index Fund	$15,205
	(Cost $14,974)

	Total Long-Term Investments - 99.2%
	(Cost $2,351,796)	3,105,288

	Investments of Collateral for Securities Loaned - 22.3%
697,153	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 697,153
	(Cost $697,153)

	Total Investments - 121.5%
	(Cost $3,048,949)	3,802,441
	Liabilities in excess of Other Assets - (21.5%)	(672,048)
	Net Assets - 100.0%	$ 3,130,393

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
KGaA - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise

(a) Security, or portion thereof, was on loan at May 31, 2011.
(b) Non-income producing security.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $673,906 and the total market value of the collateral held by the Fund was $697,153.
(d) Interest rate shown reflects yield as of May 31, 2011.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Consumer, Non-cyclical	18.7%
Communications	18.3%
Financial	17.7%
Industrial	11.9%
Technology	8.1%
Consumer, Cyclical	8.1%
Energy	8.0%
Basic Materials	6.8%
Utilities	1.9%
Exchange-Traded Fund	0.5%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 3,063,280	$ 830,575	$ (91,414)	$ 739,161

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$3,090	$-	$-	$3,090
Exchange Traded Fund	15	-	-	15
Investments of Collateral for Securities Loaned	697	-	-	697
Total	$3,802	$-	$-	$3,802

There were no transfers between levels.

TAN Guggenheim Solar ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.5%
	British Virgin Islands - 2.0%
458,642	Renesola Ltd., ADR(a) (b)	$ 3,403,124

	Canada - 1.4%
240,146	Canadian Solar, Inc.(a) (b)	2,365,438

	Cayman Islands - 32.6%
241,596	China Sunergy Co. Ltd., ADR(a) (b)	628,149
90,281	Daqo New Energy Corp., ADR(b)	989,480
29,782,000	GCL-Poly Energy Holdings Ltd.	15,968,079
284,382	Hanwha SolarOne Co. Ltd., ADR(a) (b)	1,913,891
834,855	JA Solar Holdings Co. Ltd., ADR(a) (b)	5,034,176
106,231	JinkoSolar Holding Co. Ltd., ADR(a) (b)	2,764,131
489,333	LDK Solar Co. Ltd., ADR(a) (b)	3,714,037
8,862,000	Solargiga Energy Holdings Ltd.	2,392,841
786,457	Suntech Power Holdings Co. Ltd., ADR(a) (b)	6,386,031
399,060	Trina Solar Ltd., ADR(a) (b)	9,158,427
3,466,000	Trony Solar Holdings Co. Ltd.(b)	1,822,698
657,559	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	6,036,391
		56,808,331

	Germany - 18.2%
80,948	Centrotherm Photovoltaics AG(a) (b)	4,011,302
3,777,612	Conergy AG(a) (b)	1,726,961
24,318	Manz Automation AG(a) (b)	1,383,175
65,789	Phoenix Solar AG	1,551,083
848,158	Q-Cells SE(a) (b)	2,525,194
127,063	Roth & Rau AG(b)	4,091,712
58,263	SMA Solar Technology AG(a)	6,348,922
104,859	Solar Millennium AG(a) (b)	2,681,004
543,820	Solarworld AG(a)	7,319,168
		31,638,521

	Norway - 3.8%
2,839,890	Renewable Energy Corp. ASA(a) (b)	6,695,222

	Spain - 0.8%
428,833	Solaria Energia y Medio Ambiente SA	1,467,246

	Switzerland - 6.8%
264,277	Meyer Burger Technology AG(a) (b)	11,821,043

	United Kingdom - 1.2%
2,563,400	PV Crystalox Solar PLC	2,025,229

	United States - 32.7%
80,156	Amtech Systems, Inc.(a) (b)	1,753,813
481,087	Energy Conversion Devices, Inc.(a) (b)	673,522
201,032	First Solar, Inc.(a) (b)	24,978,226
463,753	GT Solar International, Inc.(b)	5,917,488
672,679	MEMC Electronic Materials, Inc.(b)	7,076,583
432,505	Power-One, Inc.(a) (b)	3,628,717
900,484	Satcon Technology Corp.(a) (b)	2,395,287
168,391	STR Holdings, Inc.(a) (b)	2,662,262
369,359	SunPower Corp., Class A(a) (b)	7,778,701
		56,864,599

	Total Common Stocks - 99.5%
	(Cost $207,398,655)	173,088,753

	Investments of Collateral for Securities Loaned - 45.1%

78,518,599	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$78,518,599
	(Cost $78,518,599)

	Total Investments - 144.6%
	(Cost $285,917,254)	251,607,352
	Liabilities in excess of Other Assets - (44.6%)	(77,599,086)
	Net Assets - 100.0%	$ 174,008,266

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)
At May 31, 2011, the total market value of the Fund's securities on loan was $75,592,714 and the total market value of the collateral held by the Fund was $78,530,980, consisting of cash collateral of $78,518,599 and U.S. Government and Agency securities valued at $12,381.

(d)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

	Summary of Investments by Sector Classification
	Sector*	% of Long-Term Investments
	Energy	37.5%
	Industrial	35.9%
	Technology	26.0%
	Basic Materials	0.6%

	* Subject to change daily. Securities are classified by sectors that represent broad
	groupings of related industries.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 286,506,852	$ 12,897,507	$ (47,797,007)	$ (34,899,500)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$173,089	$-	$-	$173,089
Investments of Collateral for Securities Loaned	78,518	-	-	78,518
Total	$251,607	$-	$-	$251,607

There were no transfers between levels.

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.1%
	Common Stocks - 99.1%
	Austria - 2.5%
51,769	Andritz AG	$ 5,447,770
24,568	BWT AG(a)	694,018
		6,141,788

	Bermuda - 0.4%
2,846,000	China Water Affairs Group Ltd.	1,057,537

	Brazil - 3.5%
140,980	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(b)	8,675,909

	China - 1.7%
2,271,000	China Everbright International Ltd.	969,433
6,244,000	Guangdong Investment Ltd.	3,179,222
		4,148,655

	Finland - 1.9%
179,322	Kemira OYJ(a)	3,201,792
77,713	Uponor OYJ(a)	1,425,549
		4,627,341

	France - 7.2%
344,342	Suez Environnement Co.(a)	7,215,005
359,979	Veolia Environnement SA(a)	10,870,206
		18,085,211

	Italy - 1.5%
69,303	ACEA SpA	756,191
471,595	Hera SpA(a)	1,179,659
202,339	Interpump Group SpA	1,672,574
		3,608,424

	Japan - 4.6%
486,000	Ebara Corp.	2,584,343
282,000	Kurita Water Industries Ltd.	8,105,244
59,000	Nihon Nohyaku Co. Ltd.	262,174
76,000	Organo Corp.	575,332
		11,527,093

	Netherlands - 0.9%
142,753	Wavin NV(b)	2,355,945

	Singapore - 1.3%
1,457,000	Hyflux Ltd.(a)	2,407,777
1,570,000	Sound Global Ltd.	941,148
		3,348,925

	Spain - 0.9%
72,836	Fomento de Construcciones y Contratas SA(a)	2,231,349

	Sweden - 4.2%
479,325	ALFA Laval AB	10,512,975

	Switzerland - 9.9%
102,877	Geberit AG(b)	24,811,583

	United Kingdom - 20.4%
526,542	Halma PLC	3,416,380
966,694	Northumbrian Water Group PLC	5,771,027
890,092	Pennon Group PLC	9,889,065
592,829	Severn Trent PLC	14,773,108
1,667,011	United Utilities Group PLC	17,066,536
		50,916,116

	United States - 38.2%
47,757	American States Water Co.	1,651,437
440,553	American Water Works Co., Inc.	13,220,996
353,603	Aqua America, Inc.	8,051,540
36,032	Arch Chemicals, Inc.	1,302,557
21,649	Badger Meter, Inc.	805,776
80,362	Calgon Carbon Corp.(b)	1,386,244
53,173	California Water Service Group	2,012,066
216,508	Danaher Corp.	11,806,181
54,487	Franklin Electric Co., Inc.	2,424,671
118,032	IDEX Corp.	5,351,571
100,081	Insituform Technologies, Inc., Class A(b)	2,583,091
57,758	Itron, Inc.(b)	2,960,097
190,764	ITT Corp.	10,991,822
52,643	Layne Christensen Co.(b)	1,556,654
452,932	Mueller Water Products, Inc., Class A	1,829,845
387,546	Nalco Holding Co.	11,060,563
140,000	Pentair, Inc.	5,667,200
33,228	SJW Corp.	773,548
159,789	TETRA Tech, Inc.(b)	3,887,666
30,599	Valmont Industries, Inc.	3,066,632
84,004	Watts Water Technologies, Inc., Class A	2,939,300
		95,329,457

	Total Common Stocks - 99.1%
	(Cost $212,661,573)	247,378,308

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 3.5%
8,721,035	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	8,721,035
	(Cost $8,721,035)

	Total Investments - 102.6%
	(Cost $221,382,608)	256,099,343
	Liabilities in excess of Other Assets - (2.6%)	(6,463,439)
	Net Assets - 100.0%	$ 249,635,904

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $8,294,127 and the total market value of the collateral held by the Fund was $8,721,035.
(d)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Sector Allocation*
Industrial	55.6%
Utilities	41.2%
Basic Materials	1.9%
Diversified	1.3%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 223,736,551	$ 41,063,272	$ (8,700,480)	$ 32,362,792

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must iii) purchases, sales, be disclosed separately from transfers in) as well as the reasons(s) for the transfer and issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have ant Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$247,378	$-	$-	$247,378
Investments of Collateral for Securities Loaned	8,721	-	-	8,721
Total	$256,099	$-	$-	$256,099

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	July 29, 2011

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2011